Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Tax (benefit) from stock option plan		$ 13.7	$ 14.6	$ 6.7
Total net deferred tax liability increased		786.5
Net operating losses		320.8	536.2	305.4
Deferred income taxes have not been provided on the undistributed earnings of certain of the Company foreign		242.7
Accrued withholding taxes		8
Liability for income tax associated with uncertain tax positions		103.7	71.2	68.0	72.2
Reduced tax benefits		28.4
Unrecognized amount that would favorably affect Company's effective tax rate		75.3
Interest and penalties related to uncertain tax position recognized in tax expense		1.3	2.2	2.3
Interest and penalties related to tax positions accrued		9.5	4.2	2.4
Tax benefit on penalties and interest accrued		4.4	2.6	1.8
Tax reserves	7.8
Tax valuation allowance [Member]
Income Taxes [Line Items]
Net operating losses		(89.7)
Some foreign deferred tax assets		6.7
Some impaired investments		5.2
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carry forward		68.1
Foreign Intangible Amortization [Member]
Income Taxes [Line Items]
Net operating loss carry forward		441.7
Net operating loss carry forward subject to expiration		296.0
Tax credit in foreign jurisdiction		87.8
Tax credit in foreign jurisdiction begin to expire		$ 22.1